Average Annual Total Returns - Class R R4 and Class I3 - Transamerica International Equity	R4 Inception Date	R4 Return Before Taxes 1 Year	R4 Return Before Taxes Since Inception	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R Since Inception	R Inception Date	I3 1 Year	I3 Since Inception	I3 Inception Date	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 10, 2017	6.63%	6.32%	6.49%	5.68%	4.25%	4.92%	6.35%	6.07%	Mar. 10, 2017	6.86%	6.58%	Mar. 10, 2017	8.28%	8.96%